Commitments and Contingencies (Details Narrative) $ / shares in Units, $ in Millions																	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 15, 2024	Sep. 27, 2024 USD ($) shares	Jul. 28, 2024 shares	Mar. 25, 2024 shares	Mar. 08, 2024 USD ($)	Feb. 09, 2024 $ / shares shares	Dec. 10, 2023 USD ($) $ / shares shares	Nov. 15, 2023 USD ($)	Sep. 12, 2023 USD ($) shares	Jun. 23, 2023 USD ($)	Mar. 01, 2023	Dec. 06, 2022 $ / shares shares	Oct. 10, 2022 USD ($) ft²	Apr. 01, 2022 EUR (€)	Mar. 14, 2022 shares	Jul. 22, 2021 USD ($)	Nov. 26, 2024 USD ($)	Nov. 06, 2024 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 03, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Sep. 04, 2024 $ / shares	Aug. 12, 2024	Jul. 26, 2024 $ / shares	Jun. 30, 2024 USD ($)	Apr. 19, 2024 USD ($)	Apr. 18, 2024 $ / shares	Feb. 21, 2024 $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Aug. 31, 2023 USD ($) shares	Jun. 07, 2021 USD ($)
Loss Contingencies [Line Items]
Lease agreement description													As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease
Operating lease, term of contract, lease initial term											48 months
Lease terms, operating leases annual increase in rent													3.00%
Lease payment																			$ 362,000	$ 349,000	$ 1,424,000	$ 1,759,000
Damages sought value								$ 600,000
Remaining expected commitments																			$ 600,000		$ 300,000
Payment period										2 years
Issuance of stock options | shares																						19,773
Share price per share | $ / shares																					$ 20.00
Issuance of common stock in lieu of cash per settlement agreement , shares | shares																			2,682,911	5,000	174,997	718,574
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																											$ 1.14
Principal amount																			$ 1,350,000		$ 3,000,000	$ 2,500,000
Payments of financing costs																			301,000	$ 162,000	1,554,000	2,156,000
Accrued interest																			$ 405,000		821,000	388,000
Shares conversion value																						$ 9,601,000
Common Stock [Member]
Loss Contingencies [Line Items]
Issuance of stock options | shares																						19,773
Issuance of common stock in lieu of cash per settlement agreement , shares | shares																			2,682,911			155
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																													$ 1.431			$ 4.00
Shares conversion value
Shares Converted | shares																						718,574
Mr Camaisa [Member]
Loss Contingencies [Line Items]
Deferred compensation equity																																				$ 700,000
Warrants | shares																																				46,972
Mr Leftwich [Member]
Loss Contingencies [Line Items]
Deferred compensation equity																																				$ 500,000
Interest rate																												14.00%								24.00%
Mr.Kalajian [Member]
Loss Contingencies [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares									4,683
Deferred compensation									$ 333,000
Director [Member] | Settlement Of Deferred Compensation [Member]
Loss Contingencies [Line Items]
Deferred compensation and accrued interest amount in cash																								$ 600,000
Investor [Member]
Loss Contingencies [Line Items]
Issuance of stock options | shares			5,000
San Diego Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of land | ft²													15,197
Payments for rent													$ 100,000
Lease payment													100,000
Letter of credit amount													100,000
San Diego Lease Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Guaranty of lease, value													$ 900,000
Stem Vac Office Lease Agreement [Member]
Loss Contingencies [Line Items]
Payments for rent | €														€ 4,047
Operating lease expense																			$ 400,000	$ 400,000	1,500,000	$ 1,600,000
Northwestern Agreement [Member]
Loss Contingencies [Line Items]
Other commitment																																					$ 10,000,000
Other commitments, description	a non-creditable and non-refundable one-time milestone payment of $0.3 million upon reaching an aggregate of $2.0 million of net sales of a licensed product; (b) a non-creditable and nonrefundable one-time milestone payment of $0.5 million upon reaching an aggregate of $10.0 million of net sales of a licensed product; and (c) sublicensing royalty of 20% of any sublicensing revenue resulting from the grant of rights hereunder.
Other commitments, description	a non-creditable and non-refundable one-time milestone payment of $250,000 upon reaching an aggregate of $2,000,000 of net sales of a licensed product; (b) a non-creditable and nonrefundable one-time milestone payment of $500,000 upon reaching an aggregate of $10,000,000 of net sales of a licensed product; and (c) sublicensing royalty of twenty percent (20%) of any sublicensing revenue resulting from the grant of rights hereunder.
License Agreement [Member]
Loss Contingencies [Line Items]
Payments for royalties																$ 18,700,000
Separation And Release Agreement [Member] | George Ng [Member]
Loss Contingencies [Line Items]
Payment to related party										$ 500,000																				$ 50,000
Commitment fee percentage										8.00%
Accrued expenses and other current liabilities																					400,000
Standby Equity Purchase Agreement [Member]
Loss Contingencies [Line Items]
Commitment Fee							$ 300,000
Structuring fee							$ 25,000
Issuance of commitment fee shares | shares							13,875
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Proceeds from issuance of common stock							$ 25,000,000.0
Shares issued price per share | $ / shares							$ 0.0001
Equity purchase description							(i) an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an advance notice, or (ii) 500,000 shares. For the SEPA to be utilized, the shares underlying the agreement need to be registered on a Form S-1 filed with the SEC.
Shares issued | shares							25,000,000.0
Standby Equity Purchase Agreement [Member] | Common Stock [Member] | Yorkville [Member]
Loss Contingencies [Line Items]
Payments for fees							$ 25,000
Shares issued | shares							138,750
Terminated Physician Agreement [Member]
Loss Contingencies [Line Items]
Option to purchase common stock, shares | shares																							0.1
Settlement value																							$ 200,000
Option to purchase common stock | $ / shares																							$ 2.50
Terminated Physician Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Shares issued | shares												5,000											25,000
Share price per share | $ / shares												$ 38.60											$ 38.60
Option to purchase common stock, shares | shares												10,000											100,000
Exercise price per share | $ / shares												$ 38.60
Claims value																							$ 5,000,000.0
Terminated Physician Agreement [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Number of shares vested | shares															300,000
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Discount rate					94.00%
Convertible note, settlement																					1,500,000
Settlement Agreement [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Warrants | shares						40,000																											40,000
Issuance of common stock in lieu of cash per settlement agreement , shares | shares						20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 13.20																											$ 13.20
Warrants and Rights Outstanding, Term						5 years																							3 years
Convertible Promissory Note Purchase Agreement [Member]
Loss Contingencies [Line Items]
Unasserted Claim					$ 1,500,000																	1,500,000
Discount rate					6.00%
Payments of financing costs					$ 8,000,000.0
Interest rate					150.00%
Convertible note, settlement																															$ 1,500,000
Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member]
Loss Contingencies [Line Items]
Payments of financing costs					$ 2,000,000.0
Convertible Promissory Note Purchase Agreement [Member] | 2024 Loan [Member]
Loss Contingencies [Line Items]
Principal amount					2,000,000.0
Convertible Promissory Note Purchase Agreement [Member] | 2024 Notes [Member]
Loss Contingencies [Line Items]
Principal amount		$ 200,000			$ 3,500,000													$ 1,800,000
Accrued interest		11,000																$ 118,000
Shares conversion value		$ 2,000,000.0															$ 2,000,000.0
Shares Converted | shares		184,810																1,679,045
Manufacturing And Other Supplier Agreements [Member] | Vendors [Member]
Loss Contingencies [Line Items]
Contractual Obligation																					7,000,000.0	7,300,000
Manufacturing And Other Supplier Agreements [Member] | Vendors [Member] | AUSTRALIA
Loss Contingencies [Line Items]
Other commitment																					1,600,000	2,000,000.0				$ 2.4									$ 2.9
Manufacturing And Other Supplier Agreements [Member] | Vendors [Member] | Europe [Member]
Loss Contingencies [Line Items]
Other commitment																					900,000	900,000			€ 800,000									€ 800,000
Accounts payable and accrued expenses and other current liabilities																					$ 6,700,000	$ 6,100,000
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Issuance of stock, shares | shares				5,000